Vessels, Net	9 Months Ended
Sep. 30, 2013
Notes To Unaudited Interim Condensed Consolidated Financial Statements
Vessel, Net

4.        Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2012	$743,116	$(87,760)	$655,356
Transfer from Advances for vessel acquisitions and vessels under construction	186,895	—	186,895
Depreciation expense	—	(32,250)	(32,250)
Balance, December 31, 2012	$930,011	$(120,010)	$810,001
Transfer from Advances for vessel acquisitions and vessels under construction	82,592	—	82,592
Depreciation expense	—	(27,614)	(27,614)
Balance, September 30, 2013	$1,012,603	$(147,624)	$864,979

Transfer from Advances for vessel acquisitions and vessels under construction represents advances paid in respect of the acquisition of second hand vessels and newbuild vessels which were under construction and delivered to the Company. For the periods presented, the Company accepted delivery of the following vessels:

  During the year ended December 31, 2012: Efrossini, Venus Horizon, Pedhoulas Builder, Pedhoulas Fighter, Pedhoulas Farmer and Koulitsa; and
  During the nine months ended September 30, 2013: Paraskevi, Pedhoulas Commander, Zoe and Xenia.